SHARE WARRANT OBLIGATIONS	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
SHARE WARRANT OBLIGATIONS	SHARE WARRANT OBLIGATIONS
9.1 Warrants issued to a customer
On July 1, 2020, in connection with the entering into of a master purchase agreement and a work order (collectively, the “MPA”) with Amazon Logistics, Inc., the Company issued warrants to purchase common shares of the Company (the “Warrant”) to Amazon.com NV Investment Holdings LLC (the “Warrantholder”) which vests, subject to the terms and conditions contained therein, based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on the Group’s products or services. At the election of the Warrantholder, any vested portion of the Warrant can be exercised either on a cash basis by the payment of the applicable exercise price or on a net issuance basis based on the in-the-money value of the Warrant. The exercise price of the Warrant corresponds to $5.66 per share. The Warrant grants the Warrantholder the right to acquire up to 35,350,003 common shares of the Company.
There was an initial vesting of a portion of the Warrant which are exercisable for 5,302,511 common shares as at June 30, 2024 and December 31, 2023. The remaining portion of the Warrant vests in three tranches based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on Group products or services.
9 - SHARE WARRANT OBLIGATIONS (CONTINUED)
9.1 Warrants issued to a customer (continued)
The Warrant has a term of 8 years. Full vesting of the Warrant requires spending of at least $1.2 billion on Group products or services over the term of the Warrant, subject to accelerated vesting upon the occurrence of certain events, including a change of control of the Group or a termination of the MPA for cause.
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	June 30, 2024	December 31, 2023
Exercise price ($)	5.66	5.66
Share price ($)	0.91	1.77
Volatility	54.5%	57.0%
Risk-free interest rate	3.67%	3.30%
Expected warrant life (years)	4.00	4.50
The Group has recognized the following contract asset and share warrant obligation:

	June 30, 2024	December 31, 2023
Contract asset	$	$
Beginning Balance	13,528,646	13,211,006
Foreign currency translation adjustment	(455,667)	317,640
Ending Balance	13,072,979	13,528,646

	June 30, 2024	December 31, 2023
Share warrant obligation	$	$
Beginning Balance	1,897,791	2,172,269
Fair value adjustment	(1,552,538)	(262,569)
Foreign currency translation adjustment	(55,144)	(11,909)
Ending Balance	290,109	1,897,791
Upon completion of the business combination transaction on May 6, 2021, each outstanding warrant to purchase shares of Northern Genesis Acquisition Corp. (“NGA”)’s common stock was converted into a warrant to acquire one common share of the Company at a price of $11.50 per share until May 6, 2026, subject to adjustment in certain customary events. A total of 27,111,741 NGA warrants were converted into 27,111,741 Business Combination Warrants, 15,972,672 of which are publicly traded and 11,139,069 of which are private.
9 - SHARE WARRANT OBLIGATIONS (CONTINUED)
9.2 Warrants issued as part of the business combination transaction (continued)
As at June 30, 2024 and December 31, 2023, there were 27,111,323 Business Combination Warrants outstanding of which 15,972,364 are publicly traded and 11,138,959 are private.
The public Business Combination Warrants may be redeemed by the Company, in whole at a price of $0.01 per public Business Combination Warrant, provided that the last reported sales price of the Company’s common shares equals or exceeds $18.00 per share for any 20 trading days within a 30 trading-day period commencing once the public Business Combination Warrants become exercisable and ending on the third trading day prior to the date on which the Company gives proper notice of such redemption.
The fair value of the public Business Combination Warrants was determined using their market trading price as follows:

	June 30, 2024	December 31, 2023
Warrant price ($)	0.02	0.05
Each private Business Combination Warrant may not be redeemed by the Company so long as they are held by NGA or any of its permitted transferees. Once transferred to any person that is not NGA or any of its permitted transferees, a private Business Combination Warrant becomes treated as a public Business Combination Warrant.
The fair value of the private Business Combination Warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	June 30, 2024	December 31, 2023

Exercise price ($)	11.50	11.50
Share price ($)	0.91	1.77
Volatility	51.0%	53.0%
Risk-free interest rate	4.06%	3.81%
Expected warrant life (years)	1.83	2.33
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the private Business Combination Warrants.
9 - SHARE WARRANT OBLIGATIONS (CONTINUED)
9.2 Warrants issued as part of the business combination transaction (continued)
The Group has recognized the following Business Combination Warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2024	905,737	177,183	1,082,920
Fair value adjustment	(586,367)	(172,101)	(758,468)
Foreign currency translation adjustment	(27,627)	(4,070)	(31,697)
Balance at June 30, 2024	291,743	1,012	292,755

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2023	7,075,767	914,881	7,990,648
Fair value adjustment	(6,173,511)	(727,873)	(6,901,384)
Foreign currency translation adjustment	3,481	(9,825)	(6,344)
Balance at December 31, 2023	905,737	177,183	1,082,920
9.3 Warrants issued as part of the December 2022 Offering
On December 16, 2022, the Company closed the "December 2022 Offering", pursuant to which the Company issued 19,685,040 "2022 Warrants". On January 17, 2023, the Company announced the exercise and closing of the underwriters’ over-allotment option with respect to the offering of units closed in December 2022, pursuant to which the Company issued 2,952,755 2022 Warrants. Each whole 2022 Warrant entitles the holder to purchase one common share for a price of $2.80 per share for a period of five years ending on December 15, 2027, subject to adjustment in certain customary events.
The over-allotment option aggregate gross proceeds of $2,907,226 were allocated to the warrants, representing the fair value of the 2022 Warrants on the day of issuance. Issuance fees of $247,586 were recognized in administrative expenses in the consolidated statement of loss and comprehensive loss, relating to legal and other professional costs ($58,916) and net commissions paid to the agents ($188,670). As at June 30, 2024 and December 31, 2023, all warrants are outstanding.
The fair value of the 2022 Warrants was determined using their market trading price as follows:

	June 30, 2024	December 31, 2023
Warrant price ($)	0.18	0.41
9 - SHARE WARRANT OBLIGATIONS (CONTINUED)
9.3 Warrants issued as part of the December 2022 Offering (continued)
The Group has recognized the following warrant obligation:

	June 30, 2024	December 31, 2023
	$	$
Beginning balance	8,558,066	13,080,646
Additions	—	2,907,226
Fair value adjustment	(4,969,209)	(7,378,042)
Foreign currency translation adjustment	(280,931)	(51,764)
Ending balance	3,307,926	8,558,066
9.4 July 2023 Warrants issued as part of 2023 Debenture Financing
In connection with the 2023 Debenture Financing, the Company issued Warrants ("July 2023 Warrants") to holders of Non-Convertible Debentures (refer to Note 7.7) entitling them to purchase, until July 19, 2028, 22,500,000 Common Shares in the aggregate at an exercise price of C$2.81 per Common Share (representing the 5-day VWAP of the Common Shares on the Toronto Stock Exchange ("TSX") as of July 14, 2023). The exercise price of the Warrants is subject to customary adjustments, including for share splits or consolidation, share dividends, rights offerings, asset or other distributions and above market repurchases of shares (including above market exchanges or tender offers), in each case in compliance with the rules and requirements of the TSX relating to anti-dilution mechanisms. Upon a change of control of the Company, the Company will have the right to redeem and cancel all of the outstanding Warrants for a cash purchase price based on the remaining term of the Warrants and the value of the consideration offered or payable per Common Share in the transaction constituting the change of control. In addition, upon a change of control of the Company resulting in (or which is reasonably anticipated to result in) the Common Shares ceasing to be listed on a stock exchange, the holders of Warrants may require the Company to redeem and cancel all Warrants at the Redemption Price subject to and on the date such transaction resulting in a change of control is completed.
The fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	June 30, 2024	December 31, 2023

Exercise price (C$)	2.81	2.81
Share price (C$)	1.23	2.36
Volatility	54.5%	57.0%
Risk-free interest rate	3.66%	3.28%
Expected warrant life (years)	4.04	4.54
9 - SHARE WARRANT OBLIGATIONS (CONTINUED)
9.4 July 2023 Warrants issued as part of 2023 Debenture Financing (continued)
The expected volatility was determined by reference to historical data of comparable entities over the expected life of the warrants. The Group has recognized the following warrant obligation:

	June 30, 2024	December 31, 2023
	$	$
Beginning balance	18,043,426	24,767,843
Fair value adjustment	(12,810,701)	(6,421,117)
Foreign currency translation adjustment	(543,932)	(303,300)
Ending balance	4,688,793	18,043,426